DEPOSITS FROM CUSTOMERS	12 Months Ended
Dec. 31, 2022
Deposits from customers [abstract]
DEPOSITS FROM CUSTOMERS

18)	DEPOSITS FROM CUSTOMERS

Financial liabilities called “Deposits from customers” are initially measured at fair value and subsequently at amortized cost, using the effective interest rate method.

a)    Composition by nature

	R$ thousands
	On December 31, 2022	On December 31, 2021
Demand deposits	56,882,411	56,613,691
Savings deposits	134,624,479	139,341,042
Time deposits	399,175,316	373,771,517
Total	590,682,206	569,726,250